SEGMENT INFORMATION - Information about major customers (Details) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of major customers [line items]
Revenue		¥ 233,199	$ 33,497	¥ 227,711	¥ 186,971
China Petroleum & Chemical Corporation [member]
Disclosure of major customers [line items]
Revenue	[1]	19,126		13,329	15,488
China Petroleum & Chemical Corporation [member] | The E&P segment and the trading business segment [member]
Disclosure of major customers [line items]
Revenue		¥ 19,126		¥ 13,329	¥ 15,488

[1]	These transactions are with other state-owned enterprises.